Geographic information	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
16. Geographic information

NXT conducts all of its survey operations from its head office in Canada, and until mid 2014 had a one person administrative office in Colombia. NXT has no long term assets outside of Canada. Revenues were derived by geographic area as follows:

	2014	2013	2012
North America (United States)	$3,913,367	$-	-
Asia (Pakistan)	-	2,659,292	-
Central America (Mexico, Guatemala, Belize)	-	24,803	6,403,534
South America (Colombia, Argentina)			4,534,041
	3,913,367	2,684,095	10,937,575

The Company’s revenues were derived almost entirely from a single client in the 2013 and 2014 periods.